Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Liabilities and Other Liabilities [Abstract]
Accrued and Other Liabilities
Accrued and other liabilities consist of the following:

As of December 31	2014	2015
(in thousands)	EUR	EUR

Deferred revenue	1,268,633	1,737,391
Costs to be paid	411,725	333,597
Down payments from customers	647,317	606,804
Personnel related items	301,075	341,554
Derivative financial instruments	67,755	20,860
Standard warranty reserve	41,508	18,803
Other	21,441	30,953
Accrued and other liabilities	2,759,454	3,089,962
Less: non-current portion of accrued and other liabilities [1]	411,655	414,369
Current portion of accrued and other liabilities	2,347,799	2,675,593

1.
The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenues with respect to services.

Changes in Standard Warranty Reserve
Changes in standard warranty reserve for the years 2015 and 2014 are as follows:

Year ended December 31	2014	2015
(in thousands)	EUR	EUR

Balance at beginning of year	27,475	41,508
Additions for the year	42,420	23,067
Utilization of the reserve	(22,749)	(37,006)
Release of the reserve	(5,468)	(11,837)
Effect of exchange rates	(170)	3,071
Balance at end of year	41,508	18,803